Expense Example - Payden Global Low Duration Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	$ 877